Income Taxes (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Net Operating Loss Carry-Forwards	$ 3,607,325	$ 3,086,867
Operating Loss Carry-Forwards Expiration Date	Jan. 01, 2033	Jan. 01, 2033
Effective Tax Rate	34.00%	34.00%